EXPLORATION AND EVALUATION ASSETS (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Exploration and evaluation assets
Exploration and evaluation assets at beginning of the year	$ 8,936,609	$ 8,525,481
Additions
Acquisition costs	412,013	394,834
Claim staking and license renewal costs	16,565	16,294
Disposals
Disposal of exploration and evaluation assets	264,000
Impairment of exploration and evaluation assets	(8,000)
Exploration and evaluation assets at end of the year	9,093,187	8,936,609
Cumulative exploration expense at beginning of the year	125,270,350	53,849,804
Assays	16,117,389	9,987,468
Drilling	41,121,168	36,919,743
Environmental studies	1,280,147	537,234
Geochemistry	857,555	48,116
Geophysics	814,877	2,071,926
Imagery and mapping	654,137	95,893
Metallurgy	950,855	65,644
Office and general	856,046	676,880
Other	590,575
Permitting	225,162
Property taxes, mining leases and rent	148,925	106,955
Petrography		9,372
Reclamation	2,122,598	2,464,985
Salaries and consulting	13,267,530	11,365,711
Seismic survey	8,118,668
Supplies and equipment	4,439,059	5,311,357
Technical reports	55,025	468,006
Travel and accommodations	1,481,863	1,351,256
Trenching	982,148
Exploration cost recovery	(45,450)	(60,000)
Cumulative exploration expense	94,038,277	71,420,546
Cumulative exploration expense at end of the year	219,308,627	125,270,350
Queensway
Exploration and evaluation assets
Exploration and evaluation assets at beginning of the year	8,616,693	8,236,181
Additions
Acquisition costs	381,220	364,738
Claim staking and license renewal costs	16,565	15,774
Disposals
Exploration and evaluation assets at end of the year	9,014,478	8,616,693
Cumulative exploration expense at beginning of the year	121,302,318	51,439,957
Assays	16,102,874	9,741,609
Drilling	41,121,168	36,118,624
Environmental studies	1,280,147	537,234
Geochemistry	857,555	48,116
Geophysics	814,877	1,894,010
Imagery and mapping	644,205	95,893
Metallurgy	950,855	65,644
Office and general	855,902	672,019
Other	590,575
Permitting	225,162
Property taxes, mining leases and rent	143,010	103,750
Petrography		9,372
Reclamation	2,122,598	2,464,985
Salaries and consulting	13,243,577	11,166,116
Seismic survey	8,118,668
Supplies and equipment	4,438,579	5,204,988
Technical reports	55,025	458,439
Travel and accommodations	1,481,399	1,341,562
Trenching	982,148
Exploration cost recovery	(45,450)	(60,000)
Cumulative exploration expense	93,982,874	69,862,361
Cumulative exploration expense at end of the year	215,285,192	121,302,318
Other
Exploration and evaluation assets
Exploration and evaluation assets at beginning of the year	47,916	17,700
Additions
Acquisition costs	30,793	30,096
Claim staking and license renewal costs		120
Disposals
Exploration and evaluation assets at end of the year	78,709	47,916
Cumulative exploration expense at beginning of the year	539,998	59,646
Assays	14,515	12,545
Drilling		352,056
Imagery and mapping	9,932
Office and general		50
Salaries and consulting	10,103	43,866
Supplies and equipment		71,187
Travel and accommodations	309	648
Cumulative exploration expense	34,859	480,352
Cumulative exploration expense at end of the year	574,857	539,998
Ontario
Exploration and evaluation assets
Exploration and evaluation assets at beginning of the year	272,000	271,600
Additions
Claim staking and license renewal costs		400
Disposals
Disposal of exploration and evaluation assets	264,000
Impairment of exploration and evaluation assets	(8,000)
Exploration and evaluation assets at end of the year		272,000
Cumulative exploration expense at beginning of the year	3,428,034	2,350,201
Assays		233,314
Drilling		449,063
Geophysics		177,916
Office and general	144	4,811
Property taxes, mining leases and rent	5,915	3,205
Salaries and consulting	13,850	155,729
Supplies and equipment	480	35,182
Technical reports		9,567
Travel and accommodations	155	9,046
Cumulative exploration expense	20,544	1,077,833
Cumulative exploration expense at end of the year	$ 3,448,578	$ 3,428,034